Accounts receivable, trade (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of Accounts receivable, trade	Accounts receivable as of December 31, 2017 and 2016 consisted of the following:
	December 31,
	2017	2016

Accounts receivable	$196	$315
Allowance for doubtful accounts	(196)	(196)
	$-	$119

Schedule of movements in allowance for doubtful accounts	The movements in allowance for doubtful accounts are as follows:
	2017	2016

Balance at the beginning of the period	$196	$1
Addition	-	195
Balance at the end of the period	$196	$196